Shareholders' Equity - Movements of Own Credit On Financial Liabilities Designated at Fair Value through Profit or Loss Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
At beginning of period	¥ 16,488,594	¥ 16,279,098	¥ 13,536,965
Gains (losses) arising during the period, before tax	635	9,511	(11,900)
Income tax (expense) benefit for changes arising during the period	(289,732)	15,442	(510,012)
At end of period	18,288,994	16,488,594	16,279,098
Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
At beginning of period	7,675	1,177	9,433
Gains (losses) arising during the period, before tax	635	9,511	(11,900)
Income tax (expense) benefit for changes arising during the period	(200)	(3,013)	3,644
At end of period	¥ 8,110	¥ 7,675	¥ 1,177